Risk Management Activities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Amortization of weather derivative premium	$ 966	$ 912	$ 1,035
Weather Contract
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, potential cash proceeds from Contract	30,000
Payments of derivative issuance costs	$ 1,000	900
Term of Contract	1 year
Amortization of weather derivative premium	$ 400	$ 400